Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net income from continuing operations	$ 379	$ 228	$ 773
Net loss from discontinued operations, net of tax	(25)	(41)	(13)
Net income	354	187	760
Net income attributable to noncontrolling interests from continuing operations	(110)	(65)	(154)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	22	27	17
Net income (loss) attributable to News Corporation stockholders	$ 266	$ 149	$ 623
Weighted-average number of shares of common stock outstanding—basic (in shares)	571.2	576.4	589.5
Dilutive effect of equity awards (in shares)	2.3	2.4	3.0
Weighted-average number of shares of common stock outstanding—diluted (in shares)	573.5	578.8	592.5
Basic
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.47	$ 0.28	$ 1.05
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	0	(0.02)	0.01
Net income attributable to News Corporation stockholders per share - basic (in dollars per share)	0.47	0.26	1.06
Diluted
Income (Loss) from Continuing Operations, Per Diluted Share	0.47	0.28	1.04
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	(0.01)	(0.02)	0.01
Net income attributable to News Corporation stockholders per share - diluted (in dollars per share)	$ 0.46	$ 0.26	$ 1.05